Note 21 - Other Liabilities - Post-employment Benefits (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Post-employment benefits		$ 144,993	$ 115,087
Values at the beginning of the year		91,200
Interest cost		4,616	2,914	$ 20,534
At the end of the year		99,000	91,200
Unfunded post-employment benefits [member]
Statement Line Items [Line Items]
Post-employment benefits		125,573	97,318
Values at the beginning of the year		97,318	101,889
Translation differences		(1,567)	(3,849)
Current service cost		7,978	7,400
Interest cost		5,526	5,070
Remeasurements	[1]	7,010	(3,946)
Increase due to business combinations		15,660
Benefits paid from the plan		(9,328)	(9,719)
Other		2,976	473
At the end of the year		125,573	97,318	101,889
Funded post-employment benefits [member]
Statement Line Items [Line Items]
Post-employment benefits		19,420	17,769
Values at the beginning of the year		146,885	165,485
Translation differences		4,542	(8,182)
Current service cost		721	1,328
Interest cost		5,754	5,691
Remeasurements	[2]	12,769	(7,984)
Benefits paid from the plan		(10,259)	(9,453)
At the end of the year		160,412	146,885	$ 165,485
Present value of funded obligations		160,412	146,885
Fair value of plan assets		(145,160)	(132,438)
Liability	[3]	$ 15,252	$ 14,447

[1]	For 2019 a loss of $1.3 million is attributable to demographic assumptions and a loss of $5.7 million to financial assumptions. For 2018 a gain of $0.2 million is attributable to demographic assumptions and a gain of $3.7 million to financial assumptions.
[2]	For 2019 a loss of $0.4 million is attributable to demographic assumptions and a loss of $12.4 million to financial assumptions. For 2018 a loss of $0.4 million is attributable to demographic assumptions and a gain of $8.4 million to financial assumptions. respectively.
[3]	In 2019 and 2018, $4.2 million and $3.3 million corresponding to a plan with a surplus balance were reclassified within other non-current assets, respectively.